Commitments and contingencies (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments and contingencies [Abstract]
External research projects	SFr 19,600
Notice period for cancellation of rental contract	12 months
Commitments	SFr 39,909	SFr 33,074
Within One Year [Member]
Commitments and contingencies [Abstract]
Commitments	19,907	19,880
Between One and Three Years [Member]
Commitments and contingencies [Abstract]
Commitments	12,993	6,995
Between Three and Five Years [Member]
Commitments and contingencies [Abstract]
Commitments	4,816	5,009
More Than Five Years [Member]
Commitments and contingencies [Abstract]
Commitments	SFr 2,193	SFr 1,190